Offsets	Aug. 27, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AIR Holdings Ltd
Form or Filing Type	F-4
File Number	333-294714
Initial Filing Date	Mar. 27, 2026
Fee Offset Claimed	$ 31,701.34
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	22,373,640
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 229,553,546.40
Termination / Withdrawal Statement	(1) 22,373,640 Ordinary Shares remain unsold after completion of the offering made under the Company's registration statement on Form F-4 (File No. 333-294714), initially filed with the Securities and Exchange Commission (the "Commission") on March 27, 2026 (the "F-4 Registration Statement"). The offering pursuant to the F-4 Registration Statement has been completed. The Company previously paid filing fees of $42,821.14 in connection with the F-4 Registration Statement, of which $31,701.34 was attributable to the Unsold Shares (the "Unsold Shares Payment").
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AIR Holdings Ltd
Form or Filing Type	F-4
File Number	333-294714
Filing Date	Mar. 27, 2026
Fee Paid with Fee Offset Source	$ 42,806.40